Income Taxes (Details Narrative) (10Q) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision for income taxes
Operating loss carryforwards, federal			3,259,000
Operating loss carryforwards, state			951,000
Interest and penalties	$ 0	$ 0	$ 0	$ 0